Related Company Transactions - (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Balances
Balances and transactions with related companies included the following items at December 31 (in millions):

	2012	2011
Related company receivables:
Current:
KCSR (1)	$40.0	$6.6

Related company payables:
Current:
KCSM Servicios (2)	$3.5	$—
Superior Tie & Timber	1.6	0.7
FTVM	1.3	1.2
Servicios Ferroviarios Europeos	0.5	0.5
Nafta Rail	—	4.3
	$6.9	$6.7

Related company debt
Short term:
KCS (3)	$—	$39.0

Long term:
KCSR (4)	$112.8	$200.0
KCS (3)	65.5	17.5
	$178.3	$217.5

(1)	This balance is comprised primarily of receivables from KCSR originated in the normal course of business.

(2)	This balance is comprised primarily of employee services provided by KCSM Servicios.

(3)	The outstanding balance represents unsecured loan agreements with a wholly-owned subsidiary of KCS.

(4)
Notes payable to KCSR due no later than December 31, 2016, which bear interest at 1-year LIBOR plus 2.5%. These notes were issued in conjunction with the Company’s capital distributions. See Note 10 “Stockholders’ Equity.”

Schedule of Related Party Transactions
The most significant transactions with related parties are summarized as follows for the years ended December 31, (in millions):

	2012	2011	2010
Employee services	$(131.9)	$—	$—
Corporate expenses	(25.9)	(27.4)	(28.0)
Terminal expenses (1)	(16.1)	(12.4)	(10.4)
Interest expense, net	(8.2)	(0.8)	1.4
Software amortization	(2.6)	(2.6)	(2.6)
Other	(0.3)	(4.6)	(7.0)
____________________
(1) Terminal services are provided by FTVM and Nafta Rail.